31. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of take-or-pay contracts

As of December 31, 2020 and 2019, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2019	2020	2021	2022	2023	After 2023	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	1,555,398	946,865	1,195,158	1,195,508	1,195,508	3,476,220	7,062,394
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	959,362	1,044,380	674,378	28,530	24,779	191,284	918,971
Processing of slag generated during pig iron and steel production.	56,024	75,863	13,240	9,298	2,652	0	25,190
Manufacturing, repair, recovery and production of ingot casting machine units.	5,930	7,674	480	-	-	-	480
Oil Storage and Handling	-	1,900	1,608	1,608	1,608	402	5,226
Labor and consultancy services	27,002	32,279	28,428	27,380	27,380	191,657	274,845
	2,603,716	2,108,961	1,913,292	1,262,324	1,251,927	3,859,563	8,287,106